Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NSGUARD Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	$ 58,702	$ 58,613
Banker’s letter of guarantee issued	1,069,169	1,204,877
Gorilla Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	36,366,370
Gorilla Taiwan [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	2,236,725	1,739,982
Berwick Resources Limited [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Promissory note outstanding		$ 1,000,000
Asteria Corporation [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Promissory note outstanding	$ 3,000,000